Hedging (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Foreign Currency Derivatives not designated as hedges
These 30-day euro forward contracts are not designated as hedging instruments, and gains and losses on these forward contracts are recognized currently in "Cost of sales."

	Year ended December 31,
(In thousands)	2012	2011	2010
Gains (losses) on 30-day euro forward contracts	$(2,812)	$4,267	$8,437
Gains (losses) from fluctuations in the value of the net monetary assets exposed to euro exchange rates	(2,187)	(13,115)	(11,137)

Schedule of Derivative Instruments
At December 31, 2012, the company's hedge portfolio was comprised of the following outstanding positions:

	Notional Amount	Contract Average Rate/Price	Settlement Period
Derivatives designated as hedging instruments:
Currency derivatives:
Purchased euro put options	€212 million	$1.20/€	2013
Sold euro call options	€212 million	$1.28/€	2013
Average rate forward contracts	€148 million	$1.23/€	2013

3.5% Rotterdam Barge/Singapore 180 fuel derivatives:
Bunker fuel forward contracts[1]	76,701 mt	$497/mt	2013
Bunker fuel forward contracts[1]	108,416 mt	$587/mt	2014
Bunker fuel forward contracts	74,640 mt	$564/mt	2015

Derivatives not designated as hedging instruments:
30-day euro forward contracts	€50 million	$1.32/€	January 2013

[1]
As described in the paragraph above, new cash flow hedge relationships were established for certain bunker fuel forward contracts in 2011. These changes result in hedge rates for accounting purposes that are different from those in the hedge contract terms.

Tabular disclosure of fair value of derivative assets and liabilities
Activity related to the company's derivative assets and liabilities designated as hedging instruments is as follows:

(In thousands)	Currency Hedge Portfolio	Bunker Fuel Forward Contracts
Balance at December 31, 2010	$293	$27,314
Realized (gains) losses included in net income	(501)	(37,019)
Purchases (sales), net[1]	5,013	(10,296)
Changes in fair value	427	34,755
Balance at December 31, 2011	$5,232	$14,754
Realized (gains) losses included in net income	(651)	(16,053)
Purchases (sales), net[1]	850	—
Changes in fair value	(28,646)	9,871
Balance at December 31, 2012	$(23,215)	$8,572

[1]
Purchases (sales) represent the cash premiums paid upon the purchase of euro put options or received upon the sale of euro call options and sales of bunker fuel forward contracts prior to their expiration. Bunker fuel forward contracts require no up-front cash payment and have an initial fair value of zero; settlements on the forward contracts (swaps) occur upon their maturity.

Tabular disclosure of the estimated amount of deferred net gains (losses)
Deferred net gains (losses) in "Accumulated other comprehensive income (loss)" at December 31, 2012 are expected to be reclassified into income as follows:
(In thousands)

Expected Period of Recognition	Currency Hedge Portfolio	Bunker Fuel Forward Contracts	Total
2013	$(23,476)	$6,128	$(17,348)
2014	—	(98)	(98)
2015	—	888	888
	$(23,476)	$6,918	$(16,558)

Schedule of cash flow hedges included in accumulated other comprehensive income (loss)
The following table summarizes the effect of the company's derivatives designated as cash flow hedging instruments on OCI and earnings:

	Year Ended December 31, 2012			Year Ended December 31, 2011
(In thousands)	Currency Hedge Portfolio	Bunker Fuel Forward Contracts	Total	Currency Hedge Portfolio	Bunker Fuel Forward Contracts	Total
Gain (loss) recognized in OCI on derivative (effective portion)	$(27,467)	$10,539	$(16,928)	$14,243	$24,660	$38,903
Gain (loss) reclassified from AOCI into income (effective portion)[1]	1,240	16,053	17,293	7,805	37,019	44,824
Gain (loss) recognized in income on derivative (ineffective portion)[1]	—	(668)	(668)	—	10,095	10,095

[1]
Both the gain (loss) reclassified from accumulated OCI into income (effective portion) and the gain (loss) recognized in income on derivative (ineffective portion), if any, are included in "Net sales" for the currency hedge portfolio and "Cost of sales" for bunker fuel forward contracts.